Goodwill and Deferred Charges and Other Non-Current Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011	Mar. 31, 2010
Amortizing assets
Gross carrying amount	$ 117,645	$ 117,645
Accumulated amortization	(35,642)	(24,793)
Total	82,003	92,852
Amortizing intangible assets weighted average remaining period for amortization (in years)	10.5
Amortization expense	10,848	11,145	6,091
Expected future amortization expense
Fiscal 2013	11,187
Fiscal 2014	10,320
Fiscal 2015	9,304
Fiscal 2016	7,707
Fiscal 2017	5,417
Thereafter	38,068
Total	82,003
Aerospace Group
Amortizing assets
Amortization expense	1,142	2,454	1,135
Defense Group
Amortizing assets
Amortization expense	1,864	862	3,822
Trade names
Amortizing assets
Gross carrying amount	66,060	66,060
Accumulated amortization	(9,062)	(4,592)
Total	56,998	61,468
Trade names | MRC
Amortizing assets
Estimated useful life (in years)			10
Trade names | Aerospace Group | Thiokol and MRC
Amortizing assets
Non-cash impairment charges			24,586
Trade names | Defense Group | Thiokol and MRC
Amortizing assets
Non-cash impairment charges	13,422
Patented technology
Amortizing assets
Gross carrying amount	17,400	17,400
Accumulated amortization	(4,820)	(2,410)
Total	12,580	14,990
Customer relationships and other
Amortizing assets
Gross carrying amount	34,185	34,185
Accumulated amortization	(21,760)	(17,791)
Total	$ 12,425	$ 16,394